General Information / Summary of Significant Accounting Policies - Additional Information (Detail) € / shares in Units, € in Millions			12 Months Ended
		Jul. 09, 2012 EUR (€) € / shares	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)		Nov. 03, 2016 EUR (€)
Significant Accounting Policies [Line Items]
Additional Cash and Cash Equivalent Related Text			P3M
Contractual Obligation	[1]		€ 7,802.3
Number of Repurchase Commitments			0		0
Standard product warranty period in months			12 months
Product warranty on certain optic parts period in months			60 months
Fair value based on quoted share prices		€ 3,977.4
Selling price of shares included in the customer co-investment program (in EUR per share) | € / shares		€ 39.91
Fair value differences	[2]		€ 28.6		€ 27.9		€ 17.9
Zeiss Commitment R&D and Capex investment Contractual Term			6 years
Zeiss Commitment Consideration already paid During the Year			€ 147.5		12.0
Share Premium [Member]
Significant Accounting Policies [Line Items]
Fair value differences		€ 123.4	€ 28.6	[2]	27.9	[2]	€ 17.9	[2]
Minimum [Member]
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period			3 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period			1 year
Zeiss High-NA Funding Commitment [Member]
Significant Accounting Policies [Line Items]
Contractual Obligation			€ 925.5		748.0				€ 760.0
Contractual Obligation - Additional Commitment			325.0
Research and Development Costs [Member]
Significant Accounting Policies [Line Items]
Zeiss Commitment Consideration already paid During the Year			55.8		7.3
Supply Chain Support Costs [Member]
Significant Accounting Policies [Line Items]
Zeiss Commitment Consideration already paid During the Year			€ 2.6		€ 0.0

[1]	We have excluded unrecognized tax benefits for an amount of EUR 148.8 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[2]	In 2017, EUR 28.6 million (2016: EUR 27.9 million; 2015: EUR 17.9 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).